Risk Management	9 Months Ended
Sep. 30, 2017
Risk Management
Risk Management

10.	Risk Management:

The principal financial assets of the Company consist of cash and cash equivalents and trade accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term bank loans, accounts payable, due to related parties and a promissory note.

Interest Rate Risk: The Company’s interest rates are calculated at LIBOR plus a margin. Long-term loans and repayment terms are described in Note 7 above, as well as in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report. The Company’s exposure to market risk from changes in interest rates relates to the Company’s bank debt obligations.

Credit Risk: Credit risk is minimized since accounts receivable from charterers are presented net of the relevant provision for uncollectible amounts, whenever required. On the balance sheet dates there were no significant concentrations of credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the balance sheet.

Currency risk: The Company’s transactions are denominated primarily in U.S. Dollars; therefore overall currency exchange risk is limited. Balances in foreign currency other than U.S. Dollars are not considered significant.

Fair Value: The fair values of cash and cash equivalents, accounts receivable, due to related parties and accounts payable approximate their respective carrying amounts due to their short term nature. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. In addition, the Company believes that the fixed rate of the promissory note of 2.75% approximates the current market variable interest rates, and as such its fair value approximates the recorded value.

As of December 31, 2016 and September 30, 2017, the Company did not have any assets or liabilities measured at fair value, other than the ones discussed in Note 10 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report.